UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report  for  the  Calendar  Year  or  Quarter  Ended:  3/31/00

Check here  if  Amendment  [  ];  Amendment     Number:  ___
This  Amendment  (Check  only  one.):           [ ]is  a  restatement.
                                                [X]adds  new  holdings
                                                entries.
Institutional Investment Manager Filing         this  Report:

Name:      Robshaw  &  Julian  Associates,  Inc.

Address:   6255  Sheridan  Drive,  Suite  400,
           Williamsville,  New  York  14221


Form  13F  File  Number:  28-  7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     James  P.  Julian
Title:    Vice  President
Phone:    716-633-6555

Signature, Place, and Date of Signing:

James  P.  Julian          Williamsville,  New  York               5/10/00
-----------------          -------------------------               --------
   [Signature]                  [City, State]                       [Date]

Report  Type  (Check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form  13F  File  Number     Name

28-_7320          Robshaw  &  Julian  Associates,  Inc.

                              Form 13F SUMMARY PAGE

Report  Summary:

Number  of  Other  Included  Managers:               0

Form  13F  Information  Table  Entry  Total:        46

Form  13F  Information  Table  Value  Total:  $231,737
                                             -----------
                                             (thousands)

List  of  Other  Included  Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  NONE


    Item 1:                 Item 2:         Item 3:    Item 4:    Item 5:         Item 6:           Item 7:        Item 8:
                                                                           Investment Discretion               Voting Authority
                                            Cusip    Fair Market Principal (a)     (b)       (c)    Managers  (a)     (b)      (c)
Name of Issuer             Title of Class   Number      Value     Amount   sole   Shared-   Shared  Instr. V  Sole   Shared    None
                                                                                    As      Other
                                                                                  Defined
INTEL CORP                 COMMON          458140100  24,009,854  181,979  x                        none      x
CORNING INC.               COMMON          219350105  16,100,254   82,991  x                        none      x
GENERAL ELECTRIC CO.       COMMON          369604103  14,493,823   93,133  x                        none      x
AFLAC INC                  COMMON            1055102  11,686,098  256,485  x                        none      x
HEWLETT PACKARD CO.        COMMON          428236103  11,375,163   85,608  x                        none      x
FANNIE MAE                 COMMON          313586109  10,971,089  193,964  x                        none      x
AMERICAN HOME PRODS CORP   COMMON           26609107  10,333,438  192,250  x                        none      x
AUTOMATIC DATA PROCESSING  COMMON           53015103  10,033,588  207,950  x                        none      x
WAL MART STORES INC        COMMON          931142103   8,767,388  155,175  x                        none      x
CSCO                       COMMON          17275R102   8,759,506  113,300  x                        none      x
MERCK & CO INC             COMMON          589331107   8,731,358  140,545  x                        none      x
SYSCO CORP                 COMMON          871829107   7,910,797  218,984  x                        none      x
MEDTRONIC                  COMMON          585055106   7,880,225  153,200  x                        none      x
ROYAL DUTCH PETE CO.       COMMON          780257705   6,835,808  118,241  x                        none      x
SCHLUMBERGER               COMMON          806857108   6,781,725   88,650  x                        none      x
EMC                        COMMON          268648102   6,637,050   52,675  x                        none      x
DISNEY WALT COMPANY        COMMON          254687106   6,476,951  157,017  x                        none      x
PEPSICO INC                COMMON          713448108   6,384,845  183,078  x                        none      x
MBIA INC.                  COMMON          55262C100   5,768,109  110,792  x                        none      x
LUCENT                     COMMON          549463107   5,528,180   90,256  x                        none      x
MICROSOFT                  COMMON          594918104   5,511,400   51,872  x                        none      x
MCI WORLDCOM               COMMON          55268B106   5,158,692  113,847  x                        none      x
PRAXAIR INC.               COMMON          74005P104   4,602,684  110,575  x                        none      x
ELI LILLY & CO.            COMMON          532457108   4,311,731   68,850  x                        none      x
SARA LEE CORP              COMMON          803111103   3,673,512  204,084  x                        none      x
PHILIP MORRIS COS INC      COMMON          718154107   3,469,887  164,255  x                        none      x
EXXON CORP                 COMMON          302290101   1,553,918   19,938  x                        none      x
WARNER LAMBERT             COMMON          934488107   1,223,536   12,525  x                        none      x
TRANSOCEAN                 COMMON          G90078109     873,236   17,018  x                        none      x
MORGAN J P & CO INC        COMMON          616880100     576,538    4,376  x                        none      x
BERKSHIRE HATHWAY, CL A    COMMON           84670108     572,000       10  x                        none      x
AMERICAN INTL GROUP        COMMON           26874107     480,267    4,386  x                        none      x
PFIZER                     COMMON          717081103     424,125   11,600  x                        none      x
COCA COLA CO.              COMMON          191216100     384,888    8,200  x                        none      x
M&T                        COMMON          55261F104     361,219      809  x                        none      x
GENERAL MLS INC            COMMON          370334104     335,820    9,280  x                        none      x
SERVICE CORP INTL          COMMON          817565104     335,100  111,700  x                        none      x
BRISTOL MYERS SQUIBB       COMMON          110122108     313,200    5,400  x                        none      x
AIR PRODUCTS & CHEM        COMMON            9158106     307,125   10,800  x                        none      x
KEY CORP                   COMMON          493267108     307,002   16,158  x                        none      x
GILLETTE CO.               COMMON          375766102     301,500    8,000  x                        none      x
DU PONT E I DE NEMOURS     COMMON          263534109     266,011    5,025  x                        none      x
HSBHY                      COMMON          404280307     255,938    4,200  x                        none      x
SCHERING PLOUGH            COMMON          806605101     235,744    6,350  x                        none      x
JOHNSON & JOHNSON          COMMON          478160104     234,143    3,333  x                        none      x
COLGATE PALMOLIVE          COMMON          194162103     202,950    3,600  x                        none      x

                                                     -----------
                                                     231,737,415
